                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6651

                 ----------------------------------------------

                              THE CHINA FUND, INC.

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET
                                BOSTON, MA 02110

--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                 Copy to:

             Mary Moran Zeven               State Street Bank and Trust Company
                 Secretary                         Daniel P. Bulger, Esq.
           The China Fund, Inc.                One Federal Street, 9th Floor
            225 Franklin Street                 Boston, Massachusetts 02110
             Boston, MA 02110

                                                            and

                                                     Leonard B. Mackey, Esq.
                                                     Clifford Chance US LLP
                                                         200 Park Avenue
                                                  New York, New York 10166 0153

Registrant's telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003

ITEM 1:  SHAREHOLDER REPORT

                              THE CHINA FUND, INC.

                                 ANNUAL REPORT

                                OCTOBER 31, 2003

                                              THE CHINA FUND, INC.
                                              TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
                                                                   Key Highlights                      1
                                                                   Asset Allocation                    2
                                                                   Chairman's Statement                3
                                                                   Investment Managers' Statements     4
                                                                   About the Portfolio Managers        6
                                                                   Schedule of Investments             7
                                                                   Financial Statements               12
                                                                   Notes to Financial Statements      16
                                                                   Report of Independent Auditors     21
                                                                   Other Information                  22
                                                                   Dividends and Distributions;
                                                                     Dividend Reinvestment
                                                                     and Cash Purchase Plan           23

THE CHINA FUND, INC.
KEY HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                      FUND DATA
--------------------------------------------------------------------------------------
            NYSE STOCK SYMBOL                                  CHN
--------------------------------------------------------------------------------------
               LISTING DATE                               JULY 10, 1992
--------------------------------------------------------------------------------------
            SHARES OUTSTANDING                              10,073,173
--------------------------------------------------------------------------------------
       TOTAL NET ASSETS (10/31/03)                       US$271.3 MILLION
--------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE (10/31/03)                       $26.93
--------------------------------------------------------------------------------------
         MARKET PRICE (10/31/03)                              $34.74
--------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                    TOTAL RETURN
-------------------------------------------------------------------------------------
     PERFORMANCE AS OF
         10/31/03:               NET ASSET VALUE(1)              MARKET PRICE
-------------------------------------------------------------------------------------
         12 MONTHS                      83.06%                      179.41%
-------------------------------------------------------------------------------------
     3-YEAR CUMULATIVE                 123.08%                      298.18%
-------------------------------------------------------------------------------------
     3-YEAR ANNUALIZED                  30.66%                       58.50%
-------------------------------------------------------------------------------------
     5-YEAR CUMULATIVE                 159.67%                      314.99%
-------------------------------------------------------------------------------------
     5-YEAR ANNUALIZED                  21.03%                       32.93%
-------------------------------------------------------------------------------------
    10-YEAR CUMULATIVE                  97.82%                      139.23%
-------------------------------------------------------------------------------------
    10-YEAR ANNUALIZED                   7.06%                        9.11%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                  DIVIDEND HISTORY
-------------------------------------------------------------------------------------
        RECORD DATE                    INCOME                    CAPITAL GAINS
-------------------------------------------------------------------------------------
         12/26/02                     $0.06397                      $0.1504
-------------------------------------------------------------------------------------
         12/31/01                      $0.1321                        --
-------------------------------------------------------------------------------------
         12/31/99                      $0.1110                        --
-------------------------------------------------------------------------------------
         12/31/98                      $0.0780                        --
-------------------------------------------------------------------------------------
         12/31/97                        --                         $0.5003
-------------------------------------------------------------------------------------
         12/31/96                      $0.0834                        --
-------------------------------------------------------------------------------------
         12/29/95                      $0.0910                        --
-------------------------------------------------------------------------------------
         12/30/94                      $0.0093                      $0.6006
-------------------------------------------------------------------------------------
         12/31/93                      $0.0853                      $0.8250
-------------------------------------------------------------------------------------
         12/31/92                      $0.0434                      $0.0116
-------------------------------------------------------------------------------------

(1) Total investment returns reflect changes in net asset value per share during each period and assumes that dividends and capital gains distributions, if any, were reinvested. The net asset value percentages are not an indication of the performance of a shareholder's investment in the Fund, which is based on market price. Total investment returns are historical and do not guarantee future results.

THE CHINA FUND, INC.
ASSET ALLOCATION AS OF OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                     TEN LARGEST LISTED EQUITY INVESTMENTS*
---------------------------------------------------------------------------------
 1.  Sohu.com Inc.                                                9.0%
---------------------------------------------------------------------------------
 2.  TCL International Holdings, Ltd.                             4.4%
---------------------------------------------------------------------------------
 3.  Chaoda Modern Agriculture (Holdings) Ltd.                    3.8%
---------------------------------------------------------------------------------
 4.  Yanzhou Coal Mining Co.                                      3.7%
---------------------------------------------------------------------------------
 5.  Sinotrans Limited                                            3.7%
---------------------------------------------------------------------------------
 6.  Chinadotcom, Corp.                                           3.3%
---------------------------------------------------------------------------------
 7.  Anhui Conch Cement Co., Ltd.                                 3.3%
---------------------------------------------------------------------------------
 8.  Fountain Set (Holdings) Ltd.                                 3.3%
---------------------------------------------------------------------------------
 9.  Xinao Gas Holdings, Ltd.                                     2.8%
---------------------------------------------------------------------------------
10.  Shenzhen Expressway Co., Ltd.                                2.6%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                           LARGEST DIRECT INVESTMENTS*
---------------------------------------------------------------------------------
 1.  Captive Finance, Ltd.                                        1.1%
---------------------------------------------------------------------------------
 2.  Tomoike Industrial (H.K.) Ltd.                               0.9%
---------------------------------------------------------------------------------

* Percentages based on net assets at October 31, 2003.

THE CHINA FUND, INC.
CHAIRMAN'S STATEMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Stockholders:

The Fund enjoyed a successful year (net asset value per share increased 83.06% after taking into consideration the US$0.21 per share distribution paid to shareholders in January 2003) as the Chinese economy continued to grow at above 7% per annum and Chinese corporations showed strong earnings growth. This was achieved despite the disruption of SARS in mid-year. Growing interest in China by Western investors was reflected in the improvement in the Fund's share price, which moved from a 15% discount to net asset value at the start of the financial year to a 29% premium by the end. This means that long-term investors in the Fund achieved a 179.41% return over the year. As the size of the Fund has grown, average daily liquidity on the New York stock exchange has improved to US$2.2M and the expense ratio has fallen to 1.76%.

The combination of China's continuing strong economic growth, regulatory reform to favor private businesses, and capital market development are benefiting financial investors in China. We expect these conditions to continue into 2004 aided by recent moves by the Central Government to curb excessive lending that was beginning to distort asset markets.

The Direct Investment Manager has exited several of the Fund's direct investments in the last six months. The Direct Investment Manager will focus on realizing value from the new investments it has made and on closing new deals.

The Board of Directors remains optimistic about the long-term prospects for economic growth in China, and believes that the Fund remains one of the best ways to access such growth through investment in a spread of the best entrepreneurial Chinese companies. However, we are aware of several structural problems that China needs to overcome, such as reform of the state-owned sector, particularly the financial system and under-funding of its social security system. China also faces political tensions both domestically and in foreign relations. Investors should therefore be aware that returns from China investments are likely to be volatile.

We thank you for your continuing support. If you have any questions, comments or would like additional information on our Fund's holdings, we invite you to visit the Fund's website at www.chinafundinc.com or call (toll free) 1-888-CHN-CALL (246-2255).

Sincerely,

/s/ Alan Tremain
Alan Tremain
Chairman of the Board

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REVIEW OF LISTED INVESTMENTS
There was a low level of turnover in our Fund's portfolio last year - we retain significant positions in eight of our top ten holdings from a year ago. Our most successful investment theme over the past year was Chinese internet portfolios, which achieved dramatic earnings growth after discovering they could charge for internet services using the billing systems of the mobile phone companies. We also made good money by investing in textile companies and textile machinery makers, as the industry ramped up capacity in anticipation of the ending of the Multi-Fibre Agreement in 2005. Our least successful investment theme was health care, where Chinese participants lack scale and a period of consolidation has still some time to run. We were also relatively underweight in the commodity sector, which has been the best performing sector in 2003. Most of this sector consists of state-owned companies (we prefer management-owned companies believing that their shared interest with us, as shareholders, makes for better corporate governance and investor returns in the long run). We did, however, make money in Chinese cement and coal stocks. The "H" shares (Chinese companies, mostly state-owned corporations, listed in Hong Kong with the People's Republic of China government approval) were the best performing sub-sector within the Chinese stock markets. We are now reducing our weighting in this area, preferring laggards which offer better value, such as private-sector companies in Hong Kong, China plays listed in Taipei and the newly-opened "A" share market (stocks denominated in Renminbi listed in Shanghai and Shenzhen). The "A" share market recently hit a four-year low.

The main investment themes that we hope to profit from in 2004 are recovery of the rural economy (based on the new Rural Land Contract law and increasing grain prices) and growing US protectionism in a presidential election year, plus a return of inflation, which may cause the government to revalue the Renminbi. From the point of view of demand for equities, the situation in Taiwan appears particularly favorable; there are signs that local investors are starting to move assets from the shelter of bond funds and foreign exchange deposits into the asset markets, and that the lengthy bear market in property is coming to an end. The main point of caution here is the presidential election to take place in March 2004. Sentiment in Hong Kong has perked up after the massive demonstration in July prompted the Central Government to initiate several preferential measures for the territory. In China, the authorities have moved to tighten credit on signs of over-investment in several sectors. Foreign capital flows into China, both direct and portfolio, are likely to remain positive. For monthly updates on our investment strategy, please see our website www.chinafundinc.com.

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REVIEW OF DIRECT INVESTMENTS
The Direct Investment market in China is beginning to become more active. Higher than anticipated growth and profitability is increasing the confidence of business managers to raise capital rather than merely testing market interest on a contingency basis. The buoyant equity and credit markets, while increasing competition for new deals, are leading to favorable opportunities to exit and realize value for existing investments.

Our new deal origination focuses on established companies in need of expansion finance to fund a proven business model. Such companies can generate profit rapidly from incremental investment and are in a position to realize value for their investors, via an IPO or other mechanisms, in a relatively short time.

Over the last 6 months, we reached an agreement with MOULIN INTERNATIONAL to redeem the convertible bond held by the Fund. The sale of NEW WORLD SUN CITY was also completed. Both of these transactions generated substantial gains for the Fund. Finally, the Fund sold its entire holding in A-S CHINA PLUMBING following the company's recent IPO and listing on the GEM market in Hong Kong.

We profitably disposed of the Fund's remaining shares of KOWLOON DEVELOPMENT, taking advantage of the recovery in property stocks of Hong Kong.

As of October 31, 2003, the Fund's Direct Investment portfolio consisted of the following holdings:

CAPTIVE FINANCE LIMITED ("CAPTIVE")
Captive is engaged in providing operating and financial leases for technology products (PC, servers, telecom equipment, etc.). It has operations in Greater China, Singapore, Malaysia and Europe. The company has experienced good growth in Greater China and South East Asia following the end of the SARS outbreak. It is actively involved in developing the leasing market in China. Captive is also building a platform to promote cross-selling and other synergies between its Asia and Europe operations.

TOMOIKE INDUSTRIAL (H.K.) LIMITED ("TOMOIKE")
Tomoike manufactures a wide range of sheet materials such as labels, speaker cushions, and cushion materials for office equipment and household appliances. Its fastest growing business line is the assembly of backlight unit components for the mobile phone industry. For more than a decade, Tomoike has been supplying parts and accessories for office and consumer equipment of major Japanese manufacturers. Its business is experiencing strong growth as a result of robust demand for its products, especially the backlight units.

THE CHINA FUND, INC.
ABOUT THE PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LISTED INVESTMENT MANAGER
Mr. Chris Ruffle serves as the portfolio manager for the Fund's portfolio of listed securities. Mr. Ruffle joined Martin Currie in 1994. He is a Chinese and Taiwanese equity specialist with over 15 years investment experience in Asia. Fluent in Mandarin and Japanese, Mr. Ruffle has worked in the Far East since 1983. He worked originally in Beijing and Shanghai and then in Australia for a metal trading company. He then moved to Warburg Securities in 1987 as an analyst in Tokyo, before establishing Warburg's office in Taiwan. Mr. Ruffle also manages The Martin Currie China Hedge Fund and the China "A" Share Fund.

DIRECT INVESTMENT MANAGER
Mr. Koh Kuek Chiang is the Executive Director of Asian Direct Capital Management ("ADCM") and is the portfolio manager of the Fund's portfolio of direct securities. Mr. Koh joined ADCM in 1998. Mr. Koh has over ten years of private equity investment experience in the U.S., Europe and Asia working for the Government of Singapore, Union Bank of Switzerland and private interests. His investment experience covers a wide range of industries, including telecommunications equipment, biotechnology, media, financial services and basic materials. Mr. Koh graduated with an engineering degree from the University of Western Australia and has a post-graduate Diploma in Business Administration from the National University of Singapore. He is a Chartered Financial Analyst and is fluent in English and Mandarin.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA -- SHANGHAI "B" SHARES
  CONSUMER STAPLES -- (0.1%)
     Shanghai Friendship Group Co., Inc. ...................     300,000            $    232,200
                                                                                    ------------
          TOTAL CHINA -- SHANGHAI "B" SHARES -- (Cost
            $277,476)                                                        0.1%        232,200
                                                                                    ------------
CHINA -- SHENZHEN "B" SHARES
  INDUSTRIALS -- (1.9%)
     China International Marine Containers (Group) Co.,
       Ltd. ................................................   2,442,747               4,188,644
     Luthai Textile Co., Ltd. ..............................   1,237,886                 897,181
                                                                                    ------------
                                                                                       5,085,825
                                                                                    ------------
          TOTAL CHINA -- SHENZHEN "B" SHARES -- (Cost
            $3,504,986)                                                      1.9%      5,085,825
                                                                                    ------------
          TOTAL CHINA -- (Cost $3,782,462)                                   2.0%      5,318,025
                                                                                    ------------
HONG KONG
  CONSUMER DISCRETIONARY -- (6.4%)
     Brilliance China Automotive Holdings, Ltd. ............  12,882,000               5,431,070
     TCL International Holdings, Ltd. ......................  32,318,000              11,961,154
                                                                                    ------------
                                                                                      17,392,224
                                                                                    ------------
  CONSUMER STAPLES -- (6.3%)
     Chaoda Modern Agriculture (Holdings) Ltd.*.............  41,038,000              10,407,423
     Mainland Headwear Holding, Ltd. .......................   1,626,000                 544,233
     Sino Golf Holdings, Ltd. ..............................  10,953,000               2,129,123
     Tack Fat Group International, Ltd. ....................  37,296,000               3,985,026
                                                                                    ------------
                                                                                      17,065,805
                                                                                    ------------
  HEALTH CARE -- (2.2%)
     Golden Meditech Co., Ltd. .............................  13,950,000               3,501,866
     Natural Beauty Bio-Technology, Ltd. ...................  32,780,000               2,531,926
                                                                                    ------------
                                                                                       6,033,792
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG (CONTINUED)
  INDUSTRIALS -- (5.3%)
     Proview International Holdings Ltd. ...................  17,644,000            $  4,826,661
     TPV Technology, Ltd. ..................................   9,968,000               5,229,094
     Wanyou Fire Safety.....................................  53,565,000               4,413,182
                                                                                    ------------
                                                                                      14,468,937
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (0.1%)
     Arcontech Corp. .......................................  18,386,000                 409,472
                                                                                    ------------
  MATERIALS -- (3.9%)
     Fountain Set (Holdings), Ltd. .........................  12,750,000               8,863,285
     Ocean Grand Chemicals Holdings Ltd. ...................   9,861,000               1,637,576
                                                                                    ------------
                                                                                      10,500,861
                                                                                    ------------
  TELECOMMUNICATIONS -- (2.1%)
     Comba Telecom Systems Holdings Ltd.*...................  13,174,000               5,596,576
                                                                                    ------------
  UTILITIES -- (2.8%)
     Xinao Gas Holdings, Ltd.*..............................  13,976,000               7,466,581
                                                                                    ------------
          TOTAL HONG KONG -- (Cost $43,335,850)                             29.1%     78,934,248
                                                                                    ------------
HONG KONG -- "H" SHARES
  ENERGY -- (3.7%)
     Yanzhou Coal Mining Co. ...............................  13,786,000              10,115,886
                                                                                    ------------
  INDUSTRIALS -- (8.2%)
     Beijing Capital International Airport Co., Ltd. .......   7,520,000               2,783,213
     BYD Co., Ltd. .........................................   2,525,000               6,582,293
     Jingwei Textile Machinery Co., Ltd. ...................   7,436,000               2,943,576
     Sinotrans Limited......................................  20,065,000              10,009,253
                                                                                    ------------
                                                                                      22,318,335
                                                                                    ------------
  MATERIALS -- (3.3%)
     Anhui Conch Cement Co., Ltd. ..........................   7,726,000               8,901,609
                                                                                    ------------
  TELECOMMUNICATIONS -- (1.7%)
     China Telecom Corporation Ltd. ........................  14,000,000               4,640,834
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG -- "H" SHARES (CONTINUED)
  UTILITIES -- (4.7%)
     Anhui Expressway Co., Ltd. ............................  17,778,000            $  5,721,550
     Shenzhen Expressway Co., Ltd. .........................  21,494,000               6,986,657
                                                                                    ------------
                                                                                      12,708,207
                                                                                    ------------
          TOTAL HONG KONG -- "H" SHARES -- (Cost $32,041,336)               21.6%     58,684,871
                                                                                    ------------
          TOTAL HONG KONG (INCLUDING "H" SHARES) -- (Cost
            $75,377,186)                                                    50.7%    137,619,119
                                                                                    ------------
SINGAPORE
  CONSUMER STAPLES -- (1.0%)
     People's Food Holdings, Ltd. ..........................   4,400,000               2,807,139
                                                                                    ------------
          TOTAL SINGAPORE -- (Cost $2,221,014)                               1.0%      2,807,139
                                                                                    ------------
TAIWAN
  CONSUMER DISCRETIONARY -- (8.6%)
     Altek Corp. ...........................................   1,430,000               2,718,391
     China Motor Co., Ltd. .................................   2,140,000               4,068,081
     Merry Electronics Co., Ltd. ...........................   3,254,208               5,275,020
     Synnex Technologies International, Corp. ..............   2,950,640               4,348,129
     Tainan Enterprises Co., Ltd. ..........................   1,546,000               2,064,067
     Taiwan FamilyMart Co., Ltd. ...........................   1,478,520               1,908,611
     Taiwan Hon Chuan Enterprise Co., Ltd. .................   2,345,520               3,055,467
                                                                                    ------------
                                                                                      23,437,766
                                                                                    ------------
  FINANCIALS -- (5.4%)
     Cathay Financial Holding Co., Ltd. ....................   3,862,000               6,374,064
     Fubon Financial Holdings Co., Ltd. ....................   3,953,952               4,171,868
     Polaris Securities Co., Ltd.*..........................   8,359,377               4,163,674
                                                                                    ------------
                                                                                      14,709,606
                                                                                    ------------
  INDUSTRIALS -- (3.0%)
     Cheng Shin Rubber Industry Co., Ltd. ..................   2,516,400               3,522,812
     Chicony Electronics Co., Ltd. .........................   2,500,960               4,643,692
                                                                                    ------------
                                                                                       8,166,504
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
TAIWAN (CONTINUED)
  INFORMATION TECHNOLOGY -- (6.8%)
     Data Systems Consulting Co., Ltd. .....................   3,968,339            $  3,087,655
     Soft-World International Corp. ........................     790,000               2,724,138
     Taiwan Green Point Enterprises Co., Ltd. ..............   1,831,200               4,182,670
     Vanguard International Semiconductor Corp.*............  14,000,000               4,765,694
     Wintek Corp. ..........................................   5,040,000               3,668,966
                                                                                    ------------
                                                                                      18,429,123
                                                                                    ------------
  MATERIALS -- (2.0%)
     China Metal Products Co., Ltd. ........................   5,473,408               5,307,254
                                                                                    ------------
  TELECOMMUNICATIONS -- (3.1%)
     Ability Enterprise Co., Ltd. ..........................   3,714,840               3,481,636
     Chunghwa Telecom Co., Ltd. ............................   3,055,000               4,817,050
                                                                                    ------------
                                                                                       8,298,686
                                                                                    ------------
          TOTAL TAIWAN -- (Cost $57,552,634)                                28.9%     78,348,939
                                                                                    ------------
UNITED STATES -- "N" SHARES
  INFORMATION TECHNOLOGY -- (12.3%)
     Chinadotcom, Corp.*....................................     973,654               8,947,880
     Sohu.com Inc.*.........................................     711,586              24,549,717
                                                                                    ------------
                                                                                      33,497,597
                                                                                    ------------
          TOTAL UNITED STATES -- "N" SHARES -- (Cost $4,319,653)            12.3%     33,497,597
                                                                                    ------------
          TOTAL COMMON STOCK AND OTHER EQUITY
            INTERESTS -- (Cost $143,252,949)                                94.9%    257,590,819
                                                                                    ------------
DIRECT INVESTMENTS
  FINANCIALS -- (1.1%)
     Captive Finance, Ltd., (acquired 5/24/02)(1)*+.........   2,000,000               3,045,000
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
DIRECT INVESTMENTS (CONTINUED)
  INDUSTRIALS -- (0.9%)
     Tomoike Industrial (H.K.) Ltd., (acquired
       2/21/03)(1)+.........................................     825,000            $  2,361,530
                                                                                    ------------
          TOTAL DIRECT INVESTMENTS -- (Cost $5,397,038)                      2.0%      5,406,530
                                                                                    ------------
TOTAL INVESTMENTS -- (Cost $148,649,987) (Note E)                           96.9%    262,997,349
                                                                                    ------------
OTHER ASSETS AND LIABILITIES                                                 3.1%      8,280,871
                                                                                    ============
NET ASSETS                                                                 100.0%   $271,278,220
                                                                                    ============

Notes to Schedule of Investments

  * Denotes non-income producing security

(1) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost. These direct investments are valued at fair value as determined by the Board of Directors as discussed in Notes A and B to the financial statements.
  + Affiliated issuer (see Note G)

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
  Investments in listed securities, at value (cost
     $143,252,949) (Note A).................................  $257,590,819
  Direct investments, at value (cost $5,397,038) (Notes A
     and B).................................................     5,406,530
  Cash......................................................     4,152,044
  Foreign currency, at value (cost $2,856,999)..............     2,846,990
  Receivable for investments sold...........................     1,796,999
  Dividends and interest receivable.........................       119,392
                                                              ------------
TOTAL ASSETS................................................   271,912,774
                                                              ------------
LIABILITIES:
  Payable for investments purchased.........................       122,880
  Investment management fee payable (Note C)................       185,210
  Administration, custodian and transfer agent fees
     payable................................................       190,099
  Accrued expenses and other liabilities....................       136,365
                                                              ------------
TOTAL LIABILITIES...........................................       634,554
                                                              ------------
TOTAL NET ASSETS............................................  $271,278,220
                                                              ============
COMPOSITION OF NET ASSETS:
  Paid-in Capital (Note D)..................................   139,159,210
  Accumulated undistributed net investment income...........       722,029
  Accumulated net realized gain on investments and foreign
     currency transactions..................................    17,059,950
  Net unrealized appreciation on investments and foreign
     currency transactions..................................   114,337,031
                                                              ------------
TOTAL NET ASSETS............................................  $271,278,220
                                                              ============
NET ASSETS VALUE PER SHARE
  ($271,278,220/10,073,173 shares of common stock
  outstanding)..............................................        $26.93
                                                              ============

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income -- listed investments (net of taxes
     withheld of $317,523)..................................  $  4,022,856
  Interest income -- direct investments.....................        84,304
                                                              ------------
     TOTAL INVESTMENT INCOME................................     4,107,160
                                                              ------------
EXPENSES:
  Investment Management fees (Note C).......................     1,535,917
  Custodian fees............................................       659,022
  Directors' fees and expenses (Note C).....................       358,610
  Administration fees.......................................       343,364
  Stock dividend tax expense................................       146,627
  Legal fees................................................       127,989
  Insurance.................................................        88,469
  Audit and tax service fees................................        59,247
  Printing and postage......................................        66,619
  Stock exchange listing fee................................        35,591
  Transfer Agent fees.......................................        23,302
  Shareholder service fees..................................        20,070
  Miscellaneous expenses....................................         1,200
                                                              ------------
     TOTAL EXPENSES.........................................     3,466,027
                                                              ------------
NET INVESTMENT INCOME.......................................       641,133
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
  Net realized gain on listed investment transactions.......    19,483,948
  Net realized loss on direct investment transactions.......      (726,807)
  Net realized gain on foreign currency transactions........        80,896
                                                              ------------
                                                                18,838,037
                                                              ------------
  Net change in unrealized appreciation on listed
     investments and foreign currency transactions..........   102,626,012
  Net change in unrealized depreciation on direct
     investments............................................     1,012,977
                                                              ------------
                                                               103,638,989
                                                              ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................   122,477,026
                                                              ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $123,118,159
                                                              ============

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31, 2003    OCTOBER 31, 2002
                                                              ----------------    ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income.....................................    $    641,133        $  1,132,163
  Net realized gain/(loss) on investments and foreign
     currency transactions..................................      18,838,037          (7,425,274)
  Net change in unrealized appreciation on investments and
     foreign currency translations..........................     103,638,989          25,031,092
                                                                ------------        ------------
  Net increase in net assets from operations................     123,118,159          18,737,981
                                                                ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (644,376)         (1,330,135)
  Capital gains.............................................      (1,514,948)                 --
                                                                ------------        ------------
  Total dividends and distributions to shareholders.........      (2,159,324)         (1,330,135)
                                                                ------------        ------------
NET INCREASE IN NET ASSETS..................................     120,958,835          17,407,846
                                                                ------------        ------------
NET ASSETS:
Beginning of year...........................................     150,319,385         132,911,539
                                                                ------------        ------------
End of year.................................................    $271,278,220        $150,319,385
                                                                ============        ============
UNDISTRIBUTED NET INVESTMENT INCOME, END OF YEAR............    $    722,029        $    644,376
                                                                ============        ============

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING FOR THE PERIOD(S)
INDICATED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                YEAR ENDED OCTOBER 31,
                                               --------------------------------------------------------
                                                 2003        2002        2001        2000        1999
                                               --------    --------    --------    --------    --------
PER SHARE OPERATION PERFORMANCE(1)
Net asset value, beginning of year...........  $  14.92    $  13.19    $  12.37    $  12.74    $  10.84
Net investment income (loss).................      0.06        0.11        0.14       (0.03)       0.12
Net realized and unrealized gain (loss) on
  investment and foreign currency
  transactions...............................     12.16        1.75        0.68       (0.23)       1.86
                                               --------    --------    --------    --------    --------
Total income (loss) from investment
  operations.................................     12.22        1.86        0.82       (0.26)       1.98
                                               --------    --------    --------    --------    --------
Less distributions:
  Dividend from net investment income........     (0.06)      (0.13)       0.00       (0.11)      (0.08)
  Distributions from net realized capital
    gains....................................     (0.15)       0.00        0.00        0.00        0.00
                                               --------    --------    --------    --------    --------
Total distributions..........................     (0.21)      (0.13)       0.00       (0.11)      (0.08)
                                               --------    --------    --------    --------    --------
Net asset value, end of year.................  $  26.93    $  14.92    $  13.19    $  12.37    $  12.74
                                               ========    ========    ========    ========    ========
Per share market value, end of year..........  $  34.74    $  12.61    $  10.74    $   8.94    $   9.94
                                               ========    ========    ========    ========    ========
TOTAL INVESTMENT RETURN (BASED ON MARKET
  VALUE).....................................    179.41%      18.63%      20.13%      (9.14)%     14.65%
                                               ========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000's)..............  $271,278    $150,319    $132,912    $124,619    $128,303
Ratio of expenses to average net assets......      1.76%       1.97%       2.39%       2.12%       2.28%
Ratio of expenses to average net assets,
  excluding stock dividend tax expense.......      1.68%       1.85%       2.31%       2.12%       2.28%
Ratio of net investment income (loss) to
  average net assets.........................      0.32%       0.72%       1.09%      (0.21)%      0.95%
Portfolio turnover rate......................        55%         68%        115%        108%         75%

(1) Based on average shares outstanding during the period.

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The China Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on April 28, 1992, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments in the equity securities of companies engaged in a substantial amount of business in the People's Republic of China. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates. The significant estimates made as of, and for the year ended, October 31, 2003 relate to the valuation of the Fund's Direct Investments, as further discussed below and in Note B.

SECURITY VALUATION: Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on advice from the Direct Investment Manager. The Direct Investment's original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATIONS: The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OPTIONS CONTRACTS: The Fund may purchase and write (sell) call options and put options provided the transactions are for hedging purposes and the initial margin and premiums do not exceed 5% of total assets. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counter parties to meet the terms of the contract.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both financial reporting and federal income tax purposes.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received. The Fund records the taxes paid on stock dividends as an operating expense.

DIVIDENDS AND DISTRIBUTIONS: The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net realized capital gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of foreign currency transactions, and losses deferred due to wash sales.

The Fund paid $2,152,414 from Ordinary Income and $6,910 from Long-Term Capital Gains during the year ended October 31, 2003. As of October 31, 2003 the components of distributable earnings on a tax basis were $11,145,972 for Undistributed Ordinary Income, $6,736,584 for Undistributed Long-Term Capital Gains, and $114,236,452 for Unrealized Appreciation.

FEDERAL INCOME TAXES: The Fund has qualified and intends to qualify in the future as a regulated investment company by complying with the provisions of the Internal Revenue Code available to certain investment companies, including making distributions of taxable income and capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE B -- VALUATION OF DIRECT INVESTMENTS
At October 31, 2003, Direct Investments amounting to $5,406,530 (2.0% of net assets) have been valued at fair value as determined by the Board of Directors in the absence of readily ascertainable market values. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the Fund's policies for valuing Direct Investments at original cost unless the Board of Directors, based on advice from the Direct Investment Manager, concludes that there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors' estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

NOTE C -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Martin Currie Inc. is the investment manager for the Fund's listed assets (the "Listed Assets") and is paid a fee, computed weekly and payable monthly, at the following annual rates: 1.00% of the first US$25 million of the Fund's average weekly net assets invested in Listed Assets; 0.90% of the next US$25 million of the Fund's average weekly net assets invested in Listed Assets; 0.70% of the next US$25 million of the Fund's average weekly net assets invested in Listed Assets; and 0.50% of the Fund's average weekly net assets invested in Listed Assets in excess of US$75 million.

Asian Direct Capital Management ("ADCM") is the investment manager for the Fund's assets allocated to Direct Investments. ADCM receives a fee, computed weekly and payable monthly at an annual rate equal to the greater of $300,000 or 2.2% of the average weekly value of the net assets of the Fund invested in Direct Investments.

No director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliates of those entities receives any compensation from the Fund for serving as an officer or director of the Fund. The Fund pays the Chairman of the Board and each of the directors (who is not a director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliate thereof) an annual fee of $27,500 and $10,000, respectively, plus $2,000 for each Board of Directors' meeting or Audit Committee meeting attended. In addition, the Fund reimburses each of the directors and officers for travel and out-of-pocket expenses incurred in connection with attending Board of Directors' meetings.

NOTE D -- CAPITAL STOCK
The Board of Directors of the Fund has approved a share repurchase plan. Under the program, the Fund will repurchase shares at management's discretion at times when it considers the repurchase to be consistent with the objectives of the program. For the year ended October 31, 2003, the Fund did not participate in this program.

NOTE E -- INVESTMENT TRANSACTIONS
For the year ended October 31, 2003, the Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $104,029,958 and $110,071,986, respectively. At October 31, 2003, the cost of investments for federal income tax purposes was $148,750,566. Gross unrealized appreciation of investments was $117,290,535, while gross unrealized depreciation of investments was $3,043,752, resulting in net unrealized appreciation of investments of $114,246,783.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE F -- INVESTMENTS IN CHINA
The Fund's investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and
(8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

NOTE G -- INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

                                                                                                               INTEREST
                                                                                                DIVIDENDS     INCLUDED IN
                                                                                               INCLUDED IN     INTEREST
                       BALANCE OF                                  BALANCE OF                    DIVIDEND       INCOME-
                       SHARES HELD       GROSS       GROSS SALES   SHARES HELD      VALUE      INCOME- NON-      NON-
                       OCTOBER 31,     PURCHASES         AND       OCTOBER 31,   OCTOBER 31,    CONTROLLED    CONTROLLED
NAME OF ISSUER            2002       AND ADDITIONS   REDUCTIONS       2003          2003        AFFILIATES    AFFILIATES
--------------         -----------   -------------   -----------   -----------   -----------   ------------   -----------
Captive Finance,
  Ltd................   2,000,000             --              --    2,000,000    $3,045,000       $  --       $       --
LifeTec Group Ltd....  79,708,000     88,784,000     168,492,000           --            --          --               --
Tomoike Industrial
  (H.K.) Ltd.........          --        825,000              --      825,000     2,361,530          --        40,119.54


                       PRINCIPAL
NAME OF ISSUER         PAYMENTS
--------------         ---------
Captive Finance,
  Ltd................    $  --
LifeTec Group Ltd....       --
Tomoike Industrial
  (H.K.) Ltd.........       --

* Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.

NOTE H -- BENEFICIAL INTEREST
As of October 31, 2003, the Fund had one shareholder owning beneficially or of record 7.70% shares of the Fund.

NOTE I -- INSTALLMENT SALE
On October 26, 2002, the Fund entered into an agreement to sell its direct investment in New World Sun City Ltd. on an installment basis over a 14-month period. Under the terms of the agreement, the Fund has received proceeds and interest totaling HK$12,227,988 (US$1,612,964) through October 31, 2003. The Fund has received the final proceeds and dividend payments from this transaction.

NOTE J -- PROPOSED REVISION TO INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT (UNAUDITED)

The Board of Directors of the Fund has approved, subject to the approval of the Fund's stockholders, a proposed revised Investment Advisory and Management Agreement between the Fund and Martin Currie Inc. The proposed changes to the advisory fee are as follows: Martin Currie Inc. will receive a fee, computed weekly and payable monthly, at the following annual rates: 0.70% of the first US$400,000,000 of the Fund's average weekly net assets consisting of Listed Assets; and 0.50% of the Fund's average weekly net assets for all listed assets in

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

excess of US$400,000,000. Refer to Note C in the Notes to Financial Statements for details of the current fee structure. The Fund's stockholders will have an opportunity to vote on this proposal at the Fund's 2004 Annual Meeting of Stockholders, and a proxy statement prepared for the meeting will contain further information regarding the proposal.

THE CHINA FUND, INC.
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
The China Fund, Inc.:

     We have audited the accompanying statement of assets and liabilities of The China Fund, Inc., including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The China Fund, Inc. as of October 31, 2003, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                         [KPMG LOGO]

Boston, Massachusetts
December 5, 2003

THE CHINA FUND, INC.
OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRIVACY POLICY

                                 PRIVACY NOTICE

The China Fund, Inc. collects nonpublic personal information about its shareholders from the following sources:

     [ ] Information it receives from shareholders on applications or other forms; and

     [ ]  Information about shareholder transactions with the Fund.

THE FUND'S POLICY IS TO NOT DISCLOSE NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO NONAFFILIATED THIRD PARTIES (other than disclosures permitted by law).

The Fund restricts access to nonpublic personal information about its shareholders to those agents of the Fund who needs to know that information to provide products or services to shareholders. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard its shareholders' nonpublic personal information.

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Fund's investment advisers to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling 1-888-CHN-CALL (246-2255); and (2) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the investment advisers vote these proxies will become available by calling the same number and on the Commission's website when the Fund files its first report on Form N-PX which is due by August 31, 2004 covering the Fund's proxy voting record for the 12 month period ending June 30, 2004.

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund will distribute to shareholders, at least annually, substantially all of its net investment income from dividends and interest earnings and expects to distribute any net realized capital gains annually. Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), adopted by the Fund, each shareholder will be deemed to have elected, unless Equiserve Trust Company, N.A., the Plan Administrator, is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested by the Plan Administrator in Fund shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the stockholder by Equiserve Trust Company, N.A., as paying agent. Shareholders who do not wish to have distributions automatically reinvested should notify the Fund by contacting EquiServe c/o The China Fund, Inc. at P.O. Box 43010, Providence, Rhode Island 02940-3010. Phone:
1-800-426-5523.

Equiserve Trust Company, N.A. ("EquiServe") or the ("Plan Administrator"), a federally chartered trust institution, acts as Plan Administrator. EquiServe, Inc. an affiliate of EquiServe and a transfer agent registered with the Securities and Exchange Commission, acts as Service Agent for EquiServe. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund's shares are then listed, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, participants in the Plan will be deemed to have elected to receive shares of stock from the Fund, valued at market price on the valuation date. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Administrator will, as administrator for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, with the cash in respect of such dividend or distribution, for the participant's account on, or shortly after, the payment date.

Participants in the Plan have the option of making additional payments to the Plan Administrator, annually, in any amount from $100 to $3,000 for investment in the Fund's Common Stock. The Plan Administrator will use all funds received from participants (as well as any dividends and capital gains distributions received in cash) to purchase Fund shares in the open market on or about January 15 of each year. Any voluntary cash payments received more than thirty days prior to such date will be returned by the Plan Administrator, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Administrator, it is suggested that participants send in voluntary cash payments to be received by the Plan Administrator approximately ten days before January 15. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Administrator's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred with respect to the Plan Administrator's open market purchases in connection with the reinvestment of dividends or capital gains distributions. A participant will also pay brokerage commissions incurred in purchases from voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Administrator will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable on such dividends and distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan Administrator by at least 90 days' written notice to all shareholders. All correspondence concerning the Plan should be directed to EquiServe c/o The China Fund, Inc. at P.O. Box 43010, Providence, Rhode Island 02940-3010. Phone: 1-800-426-5523.

DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following table sets forth information concerning directors and officers of the Fund.

                                                           PRINCIPAL OCCUPATION OR EMPLOYMENT
NAME (AGE) AND                PRESENT OFFICE                   DURING PAST FIVE YEARS AND                  DIRECTOR
ADDRESS OF DIRECTOR            WITH THE FUND            DIRECTORSHIPS IN PUBLICLY HELD COMPANIES            SINCE
-------------------           ---------------  ----------------------------------------------------------  --------
Alan Tremain(68)............  Chairman of the  Chairman of the Board of the Fund; Chairman, Hotels of        1992
  380 South County Road       Board and        Distinction Ventures, Inc. (1989-present); Chairman,
  Suite 200                   Director         Hotels of Distinction (International), Inc.
  Palm Beach, Florida 33480                    (1974-present).
Gary L. French(52)..........  President        Senior Vice President, State Street Bank and Trust Company
  225 Franklin Street                          (2002-present); Managing Director, Deutsche Asset
  Boston, MA 02110                             Management, Inc. and Zurich Scudder Investments (acquired
                                               by Deutsche Bank in 2002) (2001-2002); President UAM Fund
                                               Services, Inc. (1995-2001); Treasurer, Fidelity Group of
                                               Funds (1991-1995); Senior Vice President, Fidelity
                                               Accounting and Custody Services (1990-1991)
Michael F. Holland(59)......  Director         Chairman, Holland & Company L.L.C. (1995-present);            1992
  375 Park Avenue                              Director, The Holland Balanced Fund, Inc., State Street
  New York, New York 10152                     Master Funds and State Street Institutional Investment
                                               Trust.
Burton Levin(73)............  Director         Visiting Professor Carleton College (1995-present);           1992
  18 Page Farm Road                            Co-Chairman, Hopkins-Nanjing Center (1999-present);
  Sherborn, MA 01770                           Director, Noble Ltd. (1997-present); U.S. Ambassador to
                                               Burma (1987-1990).
James J. Lightburn(60)......  Director         Attorney, member of Hughes Hubbard & Reed (1993-present).     1992
  47, Avenue Georges Mandel
  Paris, France 75116
Joe O. Rogers(55)...........  Director         Manager, The J-Squared Team LLC (2003-present);               1992
  2247 Foxwood Drive                           The Rogers Team LLC, organizing member (July
  Chapel Hill, NC 27514                        2001-present); Executive Vice President, Business
                                               Development, PlanetPortal.com, Inc. (Sept. 1999-May 2001);
                                               President, Rogers International, Inc. (1986-1998); Vice
                                               President of Business Development, Thomson Consulting
                                               (1998-May 1999); Director, The Taiwan Fund, Inc.
                                               (1986-present).
Nigel S. Tulloch(57)........  Director         Chief Executive, HSBC Asset Management Bahamas Limited        1992
  7, Circe Circle                              (1986-1992); Director, The HSBC China Fund Limited.
  Dalkeith
  WA6009
  Australia
Ann M. Casey(37)............  Treasurer        Vice President, State Street Bank and Trust Company.
  225 Franklin Street
  Boston, MA 02110
Mary Moran Zeven(42)........  Secretary        Senior Vice President and Senior Managing Counsel, State
  225 Franklin Street                          Street Bank and Trust Company (2000-present).
  Boston, MA 02110
Julie A. Tedesco(46)........  Assistant        Vice President and Counsel, State Street Bank and Trust
  225 Franklin Street         Secretary        Company.
  Boston, MA 02110

THE CHINA FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UNITED STATES ADDRESS
The China Fund, Inc.
225 Franklin Street
Boston, MA 02110
1-888-CHN-CALL (246-2255)

DIRECTORS AND OFFICERS
Alan Tremain, O.B.E., Director and Chairman of the Board
Gary L. French, President
Michael F. Holland, Director
Burton Levin, Director
James J. Lightburn, Director
Joe O. Rogers, Director
Nigel S. Tulloch, Director
Ann M. Casey, Treasurer
Mary Moran Zeven, Secretary
Julie A. Tedesco, Assistant Secretary

INVESTMENT MANAGER
Martin Currie Inc.

DIRECT INVESTMENT MANAGER
Asian Direct Capital Management

SHAREHOLDER SERVICING AGENT
Georgeson Shareholder

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Equiserve Trust Company, N.A.

INDEPENDENT AUDITORS
KPMG LLP

LEGAL COUNSEL
Clifford Chance US LLP

ITEM 2:  CODE OF ETHICS

(a) The China Fund, Inc. (the "Fund") has adopted a Code of Ethics that applies to the Fund's principal executive officer and principal financial officer.

(c) There have been no amendments to the Fund's Code of Ethics during the reporting period for Form N-CSR.

(d) There have been no waivers granted by the Fund to individuals covered by the Fund's Code of Ethics during the reporting period for Form N-CSR.

(f) A copy of the Fund's Code of Ethics is attached as an exhibit to this Form N-CSR.

ITEM 3:  AUDIT COMMITTEE FINANCIAL EXPERT

(a)      (1)      The Board of Directors of The China Fund, Inc. (the "Fund")
                  has determined that the Company has one member serving on the Fund's Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial expert."

         (2) The name of the audit committee financial expert is Michael F. Holland. Mr. Holland has been deemed to be "independent" as that term is defined in Item 3(a)(2) of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

         For the fiscal year ended October 31, 2003, KPMG billed the Fund aggregate fees of US$48,500 for professional services rendered for the audit of the Fund's annual financial statements and review of financial statements included in the Fund's annual report to shareholders.

         For the fiscal year ended October 31, 2002, KPMG billed the Fund aggregate fees of US$47,000 for professional services rendered for the audit of the Fund's annual financial statements and review of financial statements included in the Fund's annual report to shareholders.

(b) Audit-Related Fees

         For the fiscal year ended October 31, 2003, KPMG did not bill the Fund any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and are not reported under the section Audit Fees above.

         For the fiscal year ended October 31, 2002, KPMG did not bill the Fund any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and are not reported under the section Audit Fees above.

(c) Tax Fees

         For the fiscal year ended October 31, 2003, KPMG billed the Fund aggregate fees of US$8,500 for professional services rendered for tax compliance, tax advice, and tax planning. The nature of the services comprising the Tax Fees was the review of the Fund's income tax returns and tax distribution requirements.

         For the fiscal year ended October 31, 2002, KPMG billed the Fund aggregate fees of US$8,000 for professional services rendered for tax compliance, tax advice, and tax planning. The nature of the services comprising the Tax Fees was the review of the Fund's income tax returns and tax distribution requirements.

(d) All Other Fees

         For the fiscal year ended October 31, 2003, KPMG did not bill the Fund any fees for products and services other than those disclosed above.

         For the fiscal year ended October 31, 2002, KPMG did not bill the Fund any fees for products and services other than those disclosed above.

(e)      (1)      The Fund's Audit Committee Charter requires that the Audit
Committee pre-approve all audit and non-audit services to be provided to the Fund by the Fund's independent accountants; provided, however, that the pre-approval requirement with respect to non-auditing services to the Fund may be waived consistent with the exceptions provided for in the Securities Exchange Act of 1934, as amended (the "1934 Act"). All of the audit and tax services described above for which KPMG billed the Fund fees for the fiscal years ended October 31, 2003 and October 31, 2002 were pre-approved by the Audit Committee.

         For the fiscal years ended October 31, 2003 and October 31, 2002, the Fund's Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Fund by KPMG.

(g) For the fiscal year ended October 31, 2003, the aggregate non-audit fees billed by KPMG for services rendered to the Fund were US$8,500. During the same period, the aggregate non-audit fees billed by KPMG for services rendered to State Street Bank and Trust Company, the parent company of the Fund's direct investment manager, Asian Direct Capital Management, was US$440,000. The non-audit services provided to State Street Bank and Trust Company were not ongoing services and were not related directly to the operations and financial reporting of the Fund. During this period, KPMG did not provide any services to Martin Currie Inc.

         For the fiscal year ended October 31, 2002, the aggregate non-audit fees billed by KPMG for services rendered to the Fund were US$8,000. During the same period, the aggregate non-audit fees billed by KPMG for services rendered to State Street Bank and Trust Company, an affiliate of the Fund's direct investment manager, Asian Direct Capital Management, was US$50,000. The non-audit services provided to State Street Bank and Trust Company were not ongoing services and were not related directly to the operations and financial reporting of the Fund. During this period, KPMG did not provide any services to Martin Currie Inc.

(h) The Fund's Audit Committee has determined that the provision of non-audit services by KPMG to State Street Bank and Trust is compatible with maintaining KPMG's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Fund has a separately-designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Fund's audit committee are Alan Tremain, James J. Lightburn, Nigel Tulloch, Joe O. Rogers, Michael F. Holland, and Burton Levin.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END INVESTMENT COMPANIES.

Attached to this Form N-CSR as exhibits are copies of the proxy voting policies and procedures of the Fund and its investment advisers.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS

         NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         NOT APPLICABLE

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
         or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)   Code of Ethics is attached hereto.

(a)(2) The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(b)      The certifications required by Rule 30a-2(b) of the 1940 Act and
         Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c) Proxy voting policies and procedures of the Fund and its investment advisers are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:   /s/Gary L. French
      ----------------------------------
      Gary L. French
      President of The China Fund, Inc.

By:   /s/Ann M. Casey
      ----------------------------------
      Ann M. Casey
      Treasurer of The China Fund, Inc.

Date: January 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Gary L. French
      ----------------------------------
      Gary L. French
      President of The China Fund, Inc.

By:   /s/Ann M. Casey
      ----------------------------------
      Ann M. Casey
      Treasurer of The China Fund, Inc.

Date: January 9, 2004